Stock Options (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Option, Beginning	100,000
Exercisable Option, Beginning
Granted	250,000	7,000
Excercised
Expired
Exercisable Option, Ending	41,249
Outstanding Option, Ending	350,000	100,000